Victory Portfolios II

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

October 14, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Victory Portfolios II

File Nos. 333-181176; 811-22696

Ladies and Gentlemen:

On behalf of Victory Portfolios II (the "Registrant") with respect to the VictoryShares WestEnd U.S. Sector ETF, a series portfolio of the Registrant (the "Fund"), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that with respect to the Fund:

1.The forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 96 under the Securities Act to the Registrant's Registration Statement on Form N-1A (the "Amendment"), constituting the most recent applicable amendment to this Registration Statement; and

2.The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 6, 2022, accession number 0001683863-22-006657.

If you have any questions or comments regarding this filing, please call Jay Baris of Sidley Austin LLP at 212-839-8600.

Very truly yours,

Victory Portfolios II

By: /s/ Christopher K. Dyer

Christopher K. Dyer

President